Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1	9	1
Pre- Modification Outstanding Recorded Investment	$ 13	$ 1,537	$ 41
Post-Modification Outstanding Recorded Investment	$ 13	$ 1,537	$ 41
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract		4
Pre- Modification Outstanding Recorded Investment		$ 529
Post-Modification Outstanding Recorded Investment		$ 529
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1	2
Pre- Modification Outstanding Recorded Investment	$ 13	$ 308
Post-Modification Outstanding Recorded Investment	$ 13	$ 308
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract			1
Pre- Modification Outstanding Recorded Investment			$ 41
Post-Modification Outstanding Recorded Investment			$ 41
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract		3
Pre- Modification Outstanding Recorded Investment		$ 700
Post-Modification Outstanding Recorded Investment		$ 700